OPERATING LEASE ASSETS (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
OPERATING LEASE ASSETS
Non-Current Assets	$ 0	$ 168,945
Current Liabilities	190,134	115,592
Non- Current Liabilities	0	53,358
Energy Group [Member]
OPERATING LEASE ASSETS
Non-Current Assets	0	43,675
Current Liabilities	12,000	10,308
Non- Current Liabilities	0	0
HSTONES [Member]
OPERATING LEASE ASSETS
Non-Current Assets	0	12,193
Current Liabilities	4,987	4,283
Non- Current Liabilities	0	0
PFZ [Member]
OPERATING LEASE ASSETS
Non-Current Assets	0	0
Current Liabilities	70,486	60,541
Non- Current Liabilities	0	53,358
ARBROS MATRIZ [Member]
OPERATING LEASE ASSETS
Non-Current Assets	0	113,077
Current Liabilities	47,107	40,460
Non- Current Liabilities	$ 0	$ 0